UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4723

Dreyfus Treasury & Agency Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management
October 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--33.5%	of Purchase (%)	Amount ($)	Value ($)

11/20/08	0.70	36,000,000	35,986,700
11/28/08	0.48	264,000,000	263,904,375
12/4/08	0.26	1,015,000,000	1,014,762,583
12/11/08	0.70	50,000,000	49,961,111
12/18/08	0.93	1,062,000,000	1,060,719,250
12/26/08	0.60	138,000,000	137,873,500
1/2/09	0.30	162,000,000	161,916,300
1/29/09	1.10	3,200,000,000	3,191,297,779
3/12/09	1.32	600,000,000	597,143,472
3/19/09	1.31	500,000,000	497,508,334
3/26/09	1.38	900,000,000	895,045,833
Total U.S. Treasury Bills
(cost $7,906,119,237)			7,906,119,237

U.S. Treasury Notes--1.0%

3/16/2009
(cost $225,951,526)	1.46	225,000,000	225,951,526

Repurchase Agreements--65.5%

Banc of America Securities LLC
dated 10/31/08, due 11/3/08 in the amount of
$1,800,022,500 (fully collateralized by
$1,857,854,267 Government National Mortgage
Association, 4.50%-7%, due 1/15/36-10/15/38, value
$1,836,000,001)	0.15	1,800,000,000	1,800,000,000
Barclays Financial LLC
dated 10/31/08, due 11/3/08 in the amount of
$753,009,413 (fully collateralized by $383,684,000
U.S. Treasury Bonds, 6%-7.50%, due 11/15/16-2/15/26,
value $454,298,156 and $298,319,200 U.S. Treasury
Notes, 4.63%-5.50%, due 5/15/09-2/15/10, value
$313,761,992)	0.15	753,000,000	753,000,000
Barclays Financial LLC
dated 10/31/08, due 11/3/08 in the amount of
$1,250,020,833 (fully collateralized by
$1,325,770,693 Government National Mortgage
Association, 5.50%-6.50%, due 7/15/37-10/20/38, value
$1,275,000,001)	0.20	1,250,000,000	1,250,000,000
BNP Paribas
dated 10/31/08, due 11/3/08 in the amount of
$3,100,025,833 (fully collateralized by $354,100,000
U.S. Treasury Bills, due 11/28/08-7/30/09, value
$352,465,881, $518,746,900 U.S. Treasury Bonds,
5.25%-8.88%, due 8/15/17-5/15/30, value $636,710,369,

$461,806,600 U.S. Treasury Notes, 2.13%-4.88%, due
11/15/08-8/15/16, value $477,419,653 and
$3,051,709,750 U.S. Treasury Strips, due
8/15/09-11/15/29, value $1,695,404,104)	0.10	3,100,000,000	3,100,000,000
Credit Suisse (USA) Inc.
dated 10/31/08, due 11/3/08 in the amount of
$1,600,020,000 (fully collateralized by $838,424,000
U.S. Treasury Notes, 3.88%-4.88%, due
5/15/09-5/15/18, value $867,006,188 and
$1,434,265,375 U.S. Treasury Strips, due
11/15/08-2/15/38, value $765,000,766)	0.15	1,600,000,000	1,600,000,000
Deutsche Bank Securities
dated 10/31/08, due 11/3/08 in the amount of
$600,005,000 (fully collateralized by $598,295,300
U.S. Treasury Notes, 4.75%, due 12/31/08, value
$612,000,067)	0.10	600,000,000	600,000,000
Deutsche Bank Securities
dated 10/31/08, due 11/3/08 in the amount of
$1,400,017,500 (fully collateralized by
$1,623,500,589 Government National Mortgage
Association, 5%-6%, due 5/15/20-10/15/38, value
$1,428,000,000)	0.15	1,400,000,000	1,400,000,000
Goldman, Sachs & Co.
dated 10/31/08, due 11/03/08 in the amount of
$200,001,333 (fully collateralized by $2,252,952,439
Government National Mortgage Association,
4.50%-7.50%, due 7/15/16-10/20/38, value $204,000,000)	0.08	200,000,000	200,000,000
Greenwich Capital Markets
dated 10/31/08, due 11/3/08 in the amount of
$500,006,250 (fully collateralized by $504,673,000
U.S. Treasury Notes, 1.75%-4.50% , due
4/30/09-3/31/10, value $510,000,737)	0.15	500,000,000	500,000,000
HSBC USA Inc.
dated 10/31/08, due 11/3/08 in the amount of
$500,004,167 (fully collateralized by $516,695,000
U.S. Treasury Bills, due 10/22/09, value
$510,003,798)	0.10	500,000,000	500,000,000
JP Morgan Chase & Co.
dated 10/31/08, due 11/3/08 in the amount of
$1,550,019,375 (fully collateralized by
$3,231,324,302 Government National Mortgage
Association, 4.50%-9.50%, due 2/15/11-12/15/50, value
$1,581,001,551)	0.15	1,550,000,000	1,550,000,000
Merrill Lynch & Co. Inc.
dated 10/31/08, due 11/3/08 in the amount of
$500,004,167 (fully collateralized by $65,175,000
U.S. Treasury Bonds, 5.38%, due 2/15/31, value
$72,700,535 and $416,333,000 U.S. Treasury Notes,
3.38%-4.88%, due 7/15/09-5/31/11, value $437,301,280)	0.10	500,000,000	500,000,000
Merrill Lynch & Co. Inc.
dated 10/31/08, due 11/3/08 in the amount of
$200,002,500 (fully collateralized by $566,150,159

Government National Mortgage Association, 5%-7.50%,
due 12/20/21-10/20/38, value $204,004,231)	0.15	200,000,000	200,000,000
Mizuho Securities USA
dated 10/31/08, due 11/3/08 in the amount of
$1,500,018,750 (fully collateralized by
$1,473,418,100 U.S. Treasury Notes, 1.50%-6.50%, due
5/15/09-11/15/17, value $1,530,000,038)	0.15	1,500,000,000	1,500,000,000
Total Repurchase Agreements
(cost $15,453,000,000)			15,453,000,000
Total Investments (cost $23,585,070,763)		100.0%	23,585,070,763
Liabilities, Less Cash and Receivables		(.0%)	(9,783,367)
Net Assets		100.0%	23,575,287,396

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	23,585,070,763

Level 3 - Significant Unobservable Inputs	0

Total	23,585,070,763

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury & Agency Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)